John Hancock
Income Securities Trust
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 20.5% (13.5% of Total investments)				$38,984,579
(Cost $37,569,924)
U.S. Government 0.2%				315,638
U.S. Treasury
Bond (A)(B)	1.375	08-15-50	194,000	173,357
Note (A)(B)	0.875	11-15-30	145,000	142,281
U.S. Government Agency 20.3%				38,668,941
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	08-01-50	71,942	76,647
30 Yr Pass Thru	3.000	03-01-43	471,322	519,378
30 Yr Pass Thru	3.000	10-01-49	1,527,841	1,637,811
30 Yr Pass Thru	3.000	12-01-49	96,666	103,624
30 Yr Pass Thru	3.000	12-01-49	2,922,581	3,080,882
30 Yr Pass Thru	3.000	01-01-50	1,778,576	1,890,836
30 Yr Pass Thru	3.500	07-01-46	972,776	1,052,488
30 Yr Pass Thru	3.500	10-01-46	545,943	599,739
30 Yr Pass Thru	3.500	12-01-46	272,224	298,133
30 Yr Pass Thru	3.500	02-01-47	1,459,131	1,595,271
30 Yr Pass Thru	3.500	11-01-48	2,727,145	2,990,968
Federal National Mortgage Association
30 Yr Pass Thru (C)	2.000	TBA	5,153,000	5,319,916
30 Yr Pass Thru	2.000	09-01-50	585,888	609,450
30 Yr Pass Thru (C)	2.500	TBA	3,022,000	3,183,489
30 Yr Pass Thru	3.000	12-01-42	1,499,004	1,639,221
30 Yr Pass Thru	3.000	07-01-43	423,374	453,848
30 Yr Pass Thru	3.000	11-01-49	464,437	496,415
30 Yr Pass Thru	3.500	12-01-42	1,804,804	1,987,297
30 Yr Pass Thru	3.500	01-01-43	1,892,512	2,075,002
30 Yr Pass Thru	3.500	04-01-45	736,601	808,781
30 Yr Pass Thru	3.500	11-01-46	1,527,026	1,669,979
30 Yr Pass Thru	3.500	07-01-47	1,631,522	1,781,198
30 Yr Pass Thru	3.500	07-01-47	1,351,143	1,490,297
30 Yr Pass Thru	3.500	11-01-47	649,870	708,676
30 Yr Pass Thru	3.500	09-01-49	625,828	664,232
30 Yr Pass Thru	3.500	03-01-50	1,291,442	1,374,807

30 Yr Pass Thru	4.000	09-01-41	505,789	560,556
Foreign government obligations 0.5% (0.3% of Total investments)				$984,688
(Cost $802,057)
Qatar 0.2%				357,238
State of Qatar Bond (D)	5.103	04-23-48	259,000	357,238
Saudi Arabia 0.3%				627,450
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	534,000	627,450

Corporate bonds 107.1% (70.5% of Total investments)				$203,643,551
(Cost $190,374,601)
Communication services 14.5%				27,647,893
Diversified telecommunication services 4.7%
AT&T, Inc.	2.300	06-01-27	240,000	253,435
AT&T, Inc. (D)	2.550	12-01-33	885,000	882,379
AT&T, Inc.	3.100	02-01-43	395,000	384,319
AT&T, Inc. (D)	3.500	09-15-53	443,000	426,832
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
AT&T, Inc.	3.650	06-01-51	112,000	$112,350
C&W Senior Financing DAC (D)	6.875	09-15-27	240,000	255,510
Cincinnati Bell, Inc. (A)(B)(D)	7.000	07-15-24	322,000	334,075
Frontier Communications Corp. (A)(B)(D)	5.875	10-15-27	42,000	45,137
GCI LLC (D)	4.750	10-15-28	183,000	190,721
Level 3 Financing, Inc. (A)(B)(D)	3.400	03-01-27	328,000	359,380
Liquid Telecommunications Financing PLC (A)(B)(D)	8.500	07-13-22	205,000	209,597
Lumen Technologies, Inc. (D)	4.000	02-15-27	113,000	116,844
Lumen Technologies, Inc. (D)	4.500	01-15-29	292,000	299,726
Radiate Holdco LLC (D)	6.500	09-15-28	175,000	184,188
Switch, Ltd. (A)(B)(D)	3.750	09-15-28	63,000	64,332
Telecom Argentina SA (D)	6.500	06-15-21	108,000	100,441
Telecom Argentina SA (D)	8.000	07-18-26	186,000	161,820
Telecom Italia Capital SA	7.200	07-18-36	365,000	482,191
Telecom Italia SpA (D)	5.303	05-30-24	250,000	271,616
Telefonica Emisiones SA	5.213	03-08-47	553,000	699,355
Total Play Telecomunicaciones SA de CV (A)(B)(D)	7.500	11-12-25	362,000	357,692
Verizon Communications, Inc.	2.650	11-20-40	570,000	555,524
Verizon Communications, Inc.	3.000	03-22-27	75,000	82,577
Verizon Communications, Inc.	4.329	09-21-28	635,000	755,758
Verizon Communications, Inc.	4.400	11-01-34	274,000	335,011
Verizon Communications, Inc.	4.500	08-10-33	310,000	382,247
Verizon Communications, Inc.	4.862	08-21-46	509,000	659,286
Entertainment 2.1%
Activision Blizzard, Inc. (A)(B)	3.400	09-15-26	901,000	1,016,289
Legends Hospitality Holding Company LLC (D)	5.000	02-01-26	50,000	50,813
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	213,000	217,394
Lions Gate Capital Holdings LLC (A)(B)(D)	6.375	02-01-24	14,000	14,315
Netflix, Inc. (A)(B)	4.875	04-15-28	564,000	660,201
Netflix, Inc. (A)(B)(D)	4.875	06-15-30	209,000	253,935
Netflix, Inc. (D)	5.375	11-15-29	92,000	115,000
Netflix, Inc.	5.875	11-15-28	400,000	502,000
The Walt Disney Company	7.750	01-20-24	1,020,000	1,228,831
Interactive media and services 0.3%
ANGI Group LLC (D)	3.875	08-15-28	165,000	164,381
Match Group Holdings II LLC (D)	4.125	08-01-30	175,000	180,548
National CineMedia LLC (D)	5.875	04-15-28	135,000	121,838
Twitter, Inc. (A)(B)(D)	3.875	12-15-27	181,000	190,495
Media 5.3%
Cable One, Inc. (A)(B)(D)	4.000	11-15-30	92,000	94,390
Charter Communications Operating LLC	4.200	03-15-28	820,000	931,360
Charter Communications Operating LLC (A)(B)	4.800	03-01-50	573,000	651,984
Charter Communications Operating LLC	5.750	04-01-48	617,000	782,613
Charter Communications Operating LLC	6.484	10-23-45	606,000	828,306
Comcast Corp. (B)	3.999	11-01-49	76,000	91,491
Comcast Corp. (B)	4.049	11-01-52	595,000	726,130
Comcast Corp. (A)(B)	4.150	10-15-28	1,534,000	1,818,956
Cox Communications, Inc. (B)(D)	1.800	10-01-30	195,000	191,292
Cox Communications, Inc. (A)(B)(D)	2.950	10-01-50	269,000	265,122
CSC Holdings LLC (D)	5.750	01-15-30	303,000	325,254
CSC Holdings LLC	5.875	09-15-22	210,000	221,288
CSC Holdings LLC (D)	7.500	04-01-28	205,000	227,294
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Globo Comunicacao e Participacoes SA (A)(B)(D)	4.875	01-22-30	315,000	$330,120
MDC Partners, Inc. (D)	7.500	05-01-24	379,000	386,580
Meredith Corp. (A)(B)	6.875	02-01-26	296,000	299,300
Sirius XM Radio, Inc. (D)	5.000	08-01-27	339,000	356,301
Townsquare Media, Inc. (D)	6.875	02-01-26	83,000	85,698
VTR Finance NV (A)(B)(D)	6.375	07-15-28	1,305,000	1,412,858
Wireless telecommunication services 2.1%
MTN Mauritius Investments, Ltd. (A)(B)(D)	4.755	11-11-24	225,000	239,168
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	230,000	250,709
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	400,000	398,200
Sprint Corp.	7.875	09-15-23	270,000	311,850
Telefonica Celular del Paraguay SA (A)(B)(D)	5.875	04-15-27	200,000	211,180
T-Mobile USA, Inc. (A)(B)(D)	2.050	02-15-28	504,000	516,378
T-Mobile USA, Inc. (B)(D)	2.550	02-15-31	164,000	167,982
T-Mobile USA, Inc. (A)(B)	2.875	02-15-31	45,000	45,366
T-Mobile USA, Inc. (B)(D)	3.750	04-15-27	228,000	256,229
T-Mobile USA, Inc. (B)(D)	3.875	04-15-30	510,000	575,877
T-Mobile USA, Inc. (B)(D)	4.500	04-15-50	299,000	352,342
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) (A)(B)	7.000	04-04-79	497,000	617,892
Consumer discretionary 10.6%				20,165,775
Auto components 0.1%
Dealer Tire LLC (A)(B)(D)	8.000	02-01-28	92,000	97,750
Magna International, Inc.	2.450	06-15-30	116,000	122,155
Automobiles 2.3%
Ford Motor Credit Company LLC	4.125	08-17-27	329,000	346,273
Ford Motor Credit Company LLC	4.134	08-04-25	952,000	999,709
Ford Motor Credit Company LLC	5.113	05-03-29	514,000	565,728
Ford Motor Credit Company LLC	5.875	08-02-21	463,000	471,681
General Motors Company (B)	5.400	04-01-48	162,000	205,175
General Motors Financial Company, Inc. (B)	3.600	06-21-30	713,000	787,000
General Motors Financial Company, Inc. (B)	4.300	07-13-25	352,000	394,060
Hyundai Capital America (A)(B)(D)	1.800	10-15-25	156,000	159,468
Hyundai Capital America (A)(B)(D)	2.375	10-15-27	156,000	163,707
Nissan Motor Acceptance Corp. (B)(D)	3.450	03-15-23	215,000	225,697
Diversified consumer services 0.3%
Laureate Education, Inc. (D)	8.250	05-01-25	170,000	179,031
Service Corp. International (A)(B)	3.375	08-15-30	114,000	115,710
Sotheby's (A)(B)(D)	7.375	10-15-27	251,000	272,335
Hotels, restaurants and leisure 3.7%
Affinity Gaming (D)	6.875	12-15-27	123,000	129,150
Bally's Corp. (D)	6.750	06-01-27	298,000	319,605
Caesars Resort Collection LLC (D)	5.750	07-01-25	91,000	95,508
CCM Merger, Inc. (D)	6.375	05-01-26	105,000	111,300
Choice Hotels International, Inc. (A)(B)	3.700	12-01-29	88,000	95,812
Choice Hotels International, Inc. (A)(B)	3.700	01-15-31	150,000	163,118
Connect Finco SARL (D)	6.750	10-01-26	371,000	396,339
Dave & Buster's, Inc. (A)(B)(D)	7.625	11-01-25	42,000	44,205
Hilton Domestic Operating Company, Inc. (D)	3.625	02-15-32	202,000	199,756
Hilton Domestic Operating Company, Inc. (D)	4.000	05-01-31	132,000	135,620
Hilton Domestic Operating Company, Inc. (A)(B)	4.875	01-15-30	233,000	251,157
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc. (A)(B)(D)	5.750	05-01-28	69,000	$74,434
International Game Technology PLC (A)(B)(D)	6.500	02-15-25	225,000	248,101
Jacobs Entertainment, Inc. (A)(B)(D)	7.875	02-01-24	201,000	207,533
Life Time, Inc. (D)	8.000	04-15-26	94,000	94,118
Marriott International, Inc. (A)(B)	3.125	06-15-26	128,000	135,206
Marriott International, Inc. (A)(B)	3.500	10-15-32	318,000	337,497
Marriott International, Inc. (A)(B)	4.625	06-15-30	194,000	222,010
Marriott International, Inc. (A)(B)	5.750	05-01-25	750,000	870,565
MGM Resorts International	4.750	10-15-28	314,000	327,133
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	219,000	216,282
New Red Finance, Inc. (D)	4.000	10-15-30	454,000	450,595
Resorts World Las Vegas LLC (A)(B)(D)	4.625	04-16-29	200,000	205,493
Starbucks Corp. (B)	2.250	03-12-30	885,000	921,896
Waterford Gaming LLC (D)(F)(G)	8.625	09-15-14	95,877	0
Wyndham Destinations, Inc. (D)	4.625	03-01-30	145,000	149,982
Wyndham Destinations, Inc.	6.600	10-01-25	111,000	123,488
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	63,000	63,630
Yum! Brands, Inc.	3.625	03-15-31	191,000	187,180
Yum! Brands, Inc. (A)(B)(D)	4.750	01-15-30	183,000	196,268
Household durables 0.0%
Empire Communities Corp. (D)	7.000	12-15-25	36,000	38,005
Internet and direct marketing retail 2.9%
Amazon.com, Inc. (A)(B)	3.150	08-22-27	660,000	746,655
Amazon.com, Inc.	4.050	08-22-47	344,000	435,401
Booking Holdings, Inc.	4.625	04-13-30	365,000	443,220
eBay, Inc. (A)(B)	2.700	03-11-30	457,000	484,552
Expedia Group, Inc. (B)	3.250	02-15-30	670,000	685,975
Expedia Group, Inc. (A)(B)	3.800	02-15-28	582,000	620,431
Expedia Group, Inc. (B)(D)	4.625	08-01-27	310,000	343,753
Expedia Group, Inc. (B)	5.000	02-15-26	519,000	580,157
Prosus NV (D)	5.500	07-21-25	400,000	459,040
QVC, Inc.	4.375	03-15-23	325,000	343,281
QVC, Inc. (A)(B)	5.450	08-15-34	280,000	298,200
Multiline retail 0.9%
Dollar General Corp. (A)(B)	3.500	04-03-30	479,000	543,732
Dollar Tree, Inc. (A)(B)	4.200	05-15-28	879,000	1,031,846
Macy's, Inc. (A)(B)(D)	8.375	06-15-25	93,000	102,998
Nordstrom, Inc. (B)(D)	8.750	05-15-25	38,000	42,523
Specialty retail 0.3%
Asbury Automotive Group, Inc. (A)(B)	4.750	03-01-30	134,000	140,928
AutoNation, Inc. (A)(B)	4.750	06-01-30	182,000	219,045
Group 1 Automotive, Inc. (D)	4.000	08-15-28	33,000	33,691
Ken Garff Automotive LLC (D)	4.875	09-15-28	128,000	131,526
Michaels Stores, Inc. (A)(B)(D)	4.750	10-01-27	63,000	64,575
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	25,000	26,250
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (A)(B)(D)	5.375	05-15-25	91,000	97,009
Levi Strauss & Company (A)(B)	5.000	05-01-25	170,000	174,522
Consumer staples 4.1%				7,799,194
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	564,000	684,912
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Beverages (continued)
Coca-Cola European Partners PLC (B)	4.500	09-01-21	1,000,000	$1,015,357
Constellation Brands, Inc. (A)(B)	3.150	08-01-29	120,000	131,963
Keurig Dr. Pepper, Inc.	3.200	05-01-30	372,000	412,746
Food and staples retailing 1.2%
7-Eleven, Inc. (D)	1.300	02-10-28	296,000	294,714
7-Eleven, Inc. (D)	2.800	02-10-51	363,000	358,676
Advantage Sales & Marketing, Inc. (A)(B)(D)	6.500	11-15-28	312,000	324,613
Albertsons Companies, Inc. (D)	3.250	03-15-26	109,000	109,818
Albertsons Companies, Inc. (D)	3.500	03-15-29	274,000	270,575
Albertsons Companies, Inc. (D)	4.875	02-15-30	112,000	119,705
Sysco Corp. (A)(B)	5.950	04-01-30	333,000	430,205
The Kroger Company (A)(B)	2.200	05-01-30	202,000	209,375
US Foods, Inc. (D)	4.750	02-15-29	164,000	164,410
Food products 1.1%
BRF SA (D)	5.750	09-21-50	212,000	223,130
Cargill, Inc. (A)(B)(D)	2.125	04-23-30	161,000	166,711
JBS Investments II GmbH (D)	5.750	01-15-28	498,000	527,920
Kraft Heinz Foods Company (A)(B)	3.875	05-15-27	24,000	26,276
Kraft Heinz Foods Company	4.375	06-01-46	246,000	261,960
Kraft Heinz Foods Company	5.500	06-01-50	166,000	203,964
Lamb Weston Holdings, Inc. (D)	4.875	05-15-28	17,000	18,822
NBM US Holdings, Inc. (D)	6.625	08-06-29	298,000	335,614
Post Holdings, Inc. (A)(B)(D)	5.500	12-15-29	149,000	161,847
Simmons Foods, Inc. (A)(B)(D)	5.750	11-01-24	172,000	176,945
Household products 0.4%
Edgewell Personal Care Company (D)	5.500	06-01-28	167,000	178,645
Kronos Acquisition Holdings, Inc. (A)(B)(D)	5.000	12-31-26	615,000	627,300
Personal products 0.2%
Natura Cosmeticos SA (A)(B)(D)	5.375	02-01-23	355,000	362,991
Energy 8.6%				16,305,814
Energy equipment and services 0.3%
CSI Compressco LP (A)(B)(D)	7.500	04-01-25	297,000	287,175
CSI Compressco LP (D)	7.500	04-01-25	88,000	85,089
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (D)	10.000	04-01-26	275,893	228,991
Oil, gas and consumable fuels 8.3%
Aker BP ASA (A)(B)(D)	2.875	01-15-26	211,000	217,660
Aker BP ASA (A)(B)(D)	3.000	01-15-25	204,000	209,182
Aker BP ASA (A)(B)(D)	4.000	01-15-31	394,000	423,201
Altera Infrastructure LP (D)	8.500	07-15-23	264,000	240,949
Antero Resources Corp. (A)(B)	5.000	03-01-25	168,000	159,180
Antero Resources Corp. (D)	7.625	02-01-29	1,215,000	1,241,961
Cheniere Energy Partners LP (A)(B)	4.500	10-01-29	403,000	433,225
Cimarex Energy Company (A)(B)	4.375	06-01-24	235,000	256,958
Colorado Interstate Gas Company LLC (B)(D)	4.150	08-15-26	178,000	200,061
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)(B)(D)	5.850	05-21-43	200,000	177,000
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (A)(B)	5.500	07-15-77	340,000	348,332
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (A)(B)	5.750	07-15-80	347,000	383,717
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)(B)	6.250	03-01-78	306,000	331,771
Energy Transfer Operating LP (B)	4.200	04-15-27	130,000	143,961
Energy Transfer Operating LP (B)	4.250	03-15-23	422,000	447,222
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer Operating LP (B)	5.150	03-15-45	345,000	$363,810
Energy Transfer Operating LP (B)	5.875	01-15-24	276,000	309,497
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (B)	5.250	08-16-77	580,000	581,460
Husky Energy, Inc. (A)(B)	3.950	04-15-22	305,000	313,406
Kinder Morgan Energy Partners LP	7.750	03-15-32	195,000	276,036
Leviathan Bond, Ltd. (D)	6.500	06-30-27	327,000	367,865
Leviathan Bond, Ltd. (D)	6.750	06-30-30	64,000	72,685
Midwest Connector Capital Company LLC (A)(B)(D)	3.625	04-01-22	156,000	158,400
Midwest Connector Capital Company LLC (D)	3.900	04-01-24	359,000	367,083
MPLX LP (B)	4.000	03-15-28	238,000	270,800
MPLX LP (B)	4.125	03-01-27	79,000	90,127
MPLX LP (B)	4.250	12-01-27	164,000	188,490
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(B)(E)	6.875	02-15-23	752,000	740,720
Petrobras Global Finance BV	5.093	01-15-30	778,000	854,633
Petrobras Global Finance BV	6.900	03-19-49	186,000	223,765
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	261,000	296,239
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	259,000	306,207
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	466,000	564,010
Suncor Energy, Inc. (B)	9.250	10-15-21	1,000,000	1,059,311
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26	460,000	503,570
Sunoco Logistics Partners Operations LP (B)	5.400	10-01-47	250,000	265,965
Sunoco LP (D)	4.500	05-15-29	72,000	73,592
Targa Resources Partners LP (D)	4.000	01-15-32	186,000	184,140
Targa Resources Partners LP (A)(B)	5.875	04-15-26	372,000	389,674
The Williams Companies, Inc. (A)(B)	3.750	06-15-27	355,000	403,854
The Williams Companies, Inc.	4.550	06-24-24	791,000	881,698
The Williams Companies, Inc. (A)(B)	5.750	06-24-44	114,000	143,528
TransCanada PipeLines, Ltd. (A)(B)	4.250	05-15-28	205,000	239,614
Financials 26.5%				50,495,200
Banks 15.2%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (A)(B)(D)(E)	6.750	06-15-26	200,000	234,560
Banco Santander SA (A)(B)	4.379	04-12-28	200,000	233,080
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) (A)(B)	2.592	04-29-31	458,000	480,526
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%)	2.831	10-24-51	280,000	279,246
Bank of America Corp. (A)(B)	3.248	10-21-27	466,000	516,606
Bank of America Corp.	3.950	04-21-25	925,000	1,033,925
Bank of America Corp.	4.450	03-03-26	507,000	585,061
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(E)	6.300	03-10-26	610,000	712,175
Barclays Bank PLC (D)	10.179	06-12-21	475,000	491,425
Barclays PLC	4.375	01-12-26	840,000	958,037
BPCE SA (D)	4.500	03-15-25	475,000	533,034
Citigroup, Inc. (B)	3.200	10-21-26	970,000	1,069,636
Citigroup, Inc. (B)	4.600	03-09-26	601,000	697,199
Citigroup, Inc. (3 month LIBOR + 4.478%) (A)(B)(E)(H)	4.699	05-15-21	157,000	157,595
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	439,000	448,878
Citigroup, Inc. (B)	5.500	09-13-25	165,000	196,551
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	525,000	601,624
Citizens Financial Group, Inc. (A)(B)	3.250	04-30-30	448,000	497,850
Credit Agricole SA (A)(B)(D)	3.250	01-14-30	471,000	507,618
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(D)(E)	7.875	01-23-24	600,000	$675,750
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(B)(E)	5.100	06-30-23	880,000	895,400
Freedom Mortgage Corp. (D)	8.125	11-15-24	232,000	240,700
Freedom Mortgage Corp. (D)	8.250	04-15-25	105,000	109,082
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (B)(E)	6.375	03-30-25	200,000	218,440
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (E)	6.875	06-01-21	340,000	344,723
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	1,007,000	1,056,493
JPMorgan Chase & Co.	2.950	10-01-26	1,053,000	1,161,140
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	444,000	474,719
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	418,000	475,647
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	379,000	389,991
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	1,170,000	1,315,527
Lloyds Banking Group PLC	4.450	05-08-25	1,245,000	1,419,197
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	385,000	428,120
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(E)	5.125	11-01-26	141,000	154,043
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (A)(B)(E)	6.000	12-29-25	393,000	432,791
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	612,000	633,420
Regions Financial Corp. (B)	2.250	05-18-25	277,000	291,841
Santander Holdings USA, Inc. (B)	3.244	10-05-26	669,000	726,348
Santander Holdings USA, Inc.	3.450	06-02-25	585,000	636,486
Santander Holdings USA, Inc. (B)	3.500	06-07-24	461,000	498,378
Santander Holdings USA, Inc. (A)(B)	4.400	07-13-27	155,000	177,775
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	269,000	280,433
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(E)	7.375	09-13-21	340,000	348,925
The PNC Financial Services Group, Inc. (A)(B)	3.150	05-19-27	945,000	1,060,533
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (A)(B)(E)	4.850	06-01-23	335,000	350,209
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (A)(B)(E)	6.750	08-01-21	855,000	868,894
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) (A)(B)	2.188	04-30-26	540,000	565,148
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	701,000	739,770
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	363,000	379,863
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	1,220,000	1,358,763
Capital markets 4.6%
Ares Capital Corp. (A)(B)	2.150	07-15-26	346,000	343,400
Ares Capital Corp.	3.875	01-15-26	305,000	328,265
Ares Capital Corp. (A)(B)	4.200	06-10-24	291,000	315,226
Cantor Fitzgerald LP (B)(D)	4.875	05-01-24	402,000	446,943
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (A)(B)(D)(E)	5.250	02-11-27	218,000	230,524
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(D)(E)	7.500	07-17-23	310,000	337,429
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(E)	7.500	12-11-23	295,000	326,871
Lazard Group LLC	4.375	03-11-29	230,000	268,876
Macquarie Bank, Ltd. (A)(B)(D)	3.624	06-03-30	246,000	266,184
Macquarie Bank, Ltd. (D)	4.875	06-10-25	520,000	590,424
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) (B)	2.188	04-28-26	803,000	843,457
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (B)	3.875	01-27-26	1,375,000	$1,563,855
Raymond James Financial, Inc. (B)	4.650	04-01-30	716,000	872,091
The Goldman Sachs Group, Inc. (A)(B)	3.850	01-26-27	1,335,000	1,510,004
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (E)	6.875	03-22-21	200,000	201,155
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	295,000	323,763
Consumer finance 1.9%
Ally Financial, Inc. (A)(B)	5.125	09-30-24	645,000	739,408
Ally Financial, Inc. (A)(B)	5.800	05-01-25	245,000	290,224
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (D)(E)	9.125	11-29-22	225,000	218,588
Discover Financial Services (B)	3.950	11-06-24	364,000	402,891
Discover Financial Services (B)	4.100	02-09-27	884,000	1,016,208
Enova International, Inc. (A)(B)(D)	8.500	09-01-24	58,000	56,985
Enova International, Inc. (D)	8.500	09-15-25	260,000	253,500
OneMain Finance Corp. (A)(B)	6.875	03-15-25	105,000	120,159
OneMain Finance Corp.	8.875	06-01-25	106,000	118,519
Unifin Financiera SAB de CV (D)	9.875	01-28-29	308,000	311,850
Diversified financial services 1.6%
Brightstar Escrow Corp. (D)	9.750	10-15-25	107,000	114,617
GE Capital International Funding Company (B)	4.418	11-15-35	547,000	640,360
Gogo Intermediate Holdings LLC (D)	9.875	05-01-24	188,000	199,821
Jefferies Financial Group, Inc.	5.500	10-18-23	225,000	246,388
Jefferies Group LLC (A)(B)	4.150	01-23-30	365,000	422,285
Jefferies Group LLC (A)(B)	4.850	01-15-27	432,000	512,461
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	85,000	86,700
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	868,000	920,080
Insurance 2.9%
AXA SA	8.600	12-15-30	175,000	273,606
Brighthouse Financial, Inc. (A)(B)	3.700	06-22-27	334,000	368,057
CNA Financial Corp. (B)	2.050	08-15-30	157,000	159,545
CNO Financial Group, Inc. (B)	5.250	05-30-25	512,000	594,986
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	461,677
Liberty Mutual Group, Inc. (D)	3.951	10-15-50	285,000	331,916
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	355,000	457,929
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-38	315,000	477,842
New York Life Insurance Company (B)(D)	3.750	05-15-50	199,000	230,199
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)(B)(D)	2.750	01-21-51	509,000	505,275
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (D)	5.100	10-16-44	365,000	407,541
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (A)(B)	5.875	09-15-42	662,000	700,893
Teachers Insurance & Annuity Association of America (B)(D)	4.270	05-15-47	430,000	524,542
Thrifts and mortgage finance 0.3%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	95,000	95,475
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	136,000	141,100
Nationstar Mortgage Holdings, Inc. (A)(B)(D)	5.500	08-15-28	147,000	151,778
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	75,000	79,313
Radian Group, Inc.	4.500	10-01-24	144,000	150,840
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Health care 6.5%				$12,290,701
Biotechnology 1.0%
AbbVie, Inc. (A)(B)	3.200	11-21-29	696,000	770,038
AbbVie, Inc.	4.250	11-21-49	215,000	260,981
Gilead Sciences, Inc. (B)	2.800	10-01-50	369,000	357,990
Shire Acquisitions Investments Ireland DAC (B)	3.200	09-23-26	513,000	569,807
Health care equipment and supplies 0.1%
Varex Imaging Corp. (D)	7.875	10-15-27	106,000	113,420
Health care providers and services 4.5%
AmerisourceBergen Corp. (A)(B)	2.800	05-15-30	340,000	366,546
Anthem, Inc.	2.250	05-15-30	135,000	139,032
Centene Corp. (A)(B)	3.000	10-15-30	299,000	312,739
Centene Corp. (A)(B)	3.375	02-15-30	128,000	134,080
Centene Corp.	4.250	12-15-27	92,000	97,325
Centene Corp. (A)(B)	4.625	12-15-29	103,000	114,197
Centene Corp. (A)(B)(D)	5.375	06-01-26	255,000	266,717
CVS Health Corp. (A)(B)	2.700	08-21-40	235,000	229,596
CVS Health Corp. (B)	3.000	08-15-26	582,000	637,853
CVS Health Corp. (A)(B)	3.750	04-01-30	521,000	597,149
CVS Health Corp. (B)	4.300	03-25-28	382,000	448,747
CVS Health Corp. (B)	5.050	03-25-48	400,000	523,695
DaVita, Inc. (D)	3.750	02-15-31	287,000	284,668
DaVita, Inc. (D)	4.625	06-01-30	274,000	287,788
Encompass Health Corp.	4.500	02-01-28	130,000	135,363
Encompass Health Corp. (A)(B)	4.625	04-01-31	114,000	121,125
Fresenius Medical Care US Finance III, Inc. (A)(B)(D)	2.375	02-16-31	492,000	496,228
HCA, Inc. (A)(B)	4.125	06-15-29	382,000	437,874
HCA, Inc.	5.250	04-15-25	875,000	1,020,523
HCA, Inc.	5.250	06-15-26	320,000	378,122
MEDNAX, Inc. (A)(B)(D)	6.250	01-15-27	224,000	239,680
Rede D'or Finance Sarl (A)(B)(D)	4.500	01-22-30	387,000	395,522
Select Medical Corp. (D)	6.250	08-15-26	231,000	246,824
Team Health Holdings, Inc. (D)	6.375	02-01-25	65,000	58,500
Universal Health Services, Inc. (A)(B)(D)	2.650	10-15-30	200,000	202,898
Universal Health Services, Inc. (D)	5.000	06-01-26	424,000	437,780
Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (A)(B)(D)	4.250	05-01-28	62,000	65,255
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)(B)(D)	5.250	01-30-30	140,000	144,558
Bausch Health Companies, Inc. (D)	6.125	04-15-25	329,000	337,080
Bausch Health Companies, Inc. (D)	6.250	02-15-29	296,000	317,484
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	62,000	65,333
Royalty Pharma PLC (D)	1.750	09-02-27	157,000	160,247
Viatris, Inc. (D)	2.300	06-22-27	164,000	173,252
Viatris, Inc. (D)	2.700	06-22-30	328,000	344,685
Industrials 13.5%				25,714,146
Aerospace and defense 2.5%
BAE Systems PLC (A)(B)(D)	1.900	02-15-31	404,000	403,119
DAE Funding LLC (D)	2.625	03-20-25	207,000	212,434
Howmet Aerospace, Inc. (A)(B)	5.125	10-01-24	589,000	647,965
Huntington Ingalls Industries, Inc.	3.844	05-01-25	577,000	643,972
Huntington Ingalls Industries, Inc. (A)(B)	4.200	05-01-30	352,000	412,091
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	159,000	166,354
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company (A)(B)	3.200	03-01-29	934,000	$972,699
The Boeing Company	5.040	05-01-27	412,000	479,930
The Boeing Company	5.805	05-01-50	246,000	324,322
TransDigm, Inc.	5.500	11-15-27	542,000	556,200
Air freight and logistics 0.0%
Watco Companies LLC (D)	6.500	06-15-27	41,000	43,973
XPO Logistics, Inc. (D)	6.250	05-01-25	30,000	32,213
Airlines 4.6%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	183,188	177,948
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	241,693	230,796
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	86,000	95,234
American Airlines 2001-01 Pass Through Trust	6.977	05-23-21	22,039	21,609
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	674,600	638,774
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	324,361	288,115
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	324,459	312,128
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	161,606	145,509
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	248,625	251,820
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	206,662	191,604
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	275,091	254,237
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	249,995	247,566
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	387,405	399,028
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	127,933	122,855
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	173,000	186,226
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	144,000	164,542
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	04-19-22	293,109	298,971
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (B)	6.718	01-02-23	196,306	200,232
Delta Air Lines, Inc. (A)(B)	2.900	10-28-24	518,000	508,935
Delta Air Lines, Inc. (A)(B)	3.800	04-19-23	312,000	319,831
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	355,000	362,856
Delta Air Lines, Inc. (B)(D)	4.500	10-20-25	79,000	84,423
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	261,087	259,175
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	348,279	353,774
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	270,324	272,305
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	335,097	336,287
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	343,292	335,568
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	100,464	100,303
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	225,261	225,619
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	696,739	769,897
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	170,000	173,400
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	204,945	201,035
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	171,106	170,263
Building products 0.7%
Builders FirstSource, Inc. (D)	5.000	03-01-30	34,000	36,338
Builders FirstSource, Inc. (D)	6.750	06-01-27	57,000	61,346
Carrier Global Corp. (B)	2.722	02-15-30	153,000	162,037
Johnson Controls International PLC	1.750	09-15-30	223,000	223,354
Owens Corning (A)(B)	3.950	08-15-29	659,000	760,661
Commercial services and supplies 0.8%
APX Group, Inc. (A)(B)	7.625	09-01-23	279,000	289,811
Cimpress PLC (D)	7.000	06-15-26	290,000	303,891
Clean Harbors, Inc. (D)	4.875	07-15-27	50,000	52,644
GFL Environmental, Inc. (D)	3.500	09-01-28	272,000	267,667
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Graphic Packaging International LLC (D)	3.500	03-01-29	204,000	$208,845
LSC Communications, Inc. (D)(F)	8.750	10-15-23	321,000	23,273
Prime Security Services Borrower LLC (D)	3.375	08-31-27	47,000	46,391
Prime Security Services Borrower LLC (A)(B)(D)	6.250	01-15-28	163,000	173,595
Stericycle, Inc. (D)	3.875	01-15-29	59,000	60,623
Williams Scotsman International, Inc. (A)(B)(D)	4.625	08-15-28	55,000	56,650
Construction and engineering 0.4%
AECOM	5.125	03-15-27	415,000	464,261
MasTec, Inc. (D)	4.500	08-15-28	147,000	154,835
Picasso Finance Sub, Inc. (D)	6.125	06-15-25	28,000	29,882
Tutor Perini Corp. (A)(B)(D)	6.875	05-01-25	88,000	89,320
Industrial conglomerates 0.5%
General Electric Company (B)	4.250	05-01-40	404,000	461,189
General Electric Company (A)(B)	5.550	01-05-26	442,000	535,091
Machinery 0.2%
ATS Automation Tooling Systems, Inc. (D)	4.125	12-15-28	39,000	39,488
Clark Equipment Company (D)	5.875	06-01-25	34,000	35,955
Flowserve Corp. (A)(B)	3.500	10-01-30	184,000	196,073
Hillenbrand, Inc.	5.750	06-15-25	76,000	81,700
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	99,000	105,435
Professional services 0.8%
CoStar Group, Inc. (D)	2.800	07-15-30	412,000	424,340
IHS Markit, Ltd. (D)	4.000	03-01-26	273,000	308,108
IHS Markit, Ltd. (D)	4.750	02-15-25	128,000	145,568
IHS Markit, Ltd. (A)(B)	4.750	08-01-28	455,000	547,160
Road and rail 0.4%
Uber Technologies, Inc. (D)	7.500	05-15-25	228,000	244,238
Uber Technologies, Inc. (D)	7.500	09-15-27	406,000	445,082
Trading companies and distributors 2.5%
AerCap Ireland Capital DAC	1.750	01-30-26	359,000	353,713
AerCap Ireland Capital DAC (A)(B)	2.875	08-14-24	389,000	405,892
Ahern Rentals, Inc. (D)	7.375	05-15-23	211,000	156,140
Air Lease Corp.	2.875	01-15-26	171,000	180,236
Air Lease Corp.	3.625	12-01-27	164,000	179,184
Aircastle, Ltd.	5.000	04-01-23	620,000	666,377
Aircastle, Ltd.	5.500	02-15-22	225,000	235,607
Ashtead Capital, Inc. (A)(B)(D)	4.375	08-15-27	760,000	800,850
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23	225,000	242,486
Boise Cascade Company (A)(B)(D)	4.875	07-01-30	40,000	43,450
H&E Equipment Services, Inc. (D)	3.875	12-15-28	252,000	250,778
United Rentals North America, Inc. (A)(B)	3.875	11-15-27	556,000	584,545
United Rentals North America, Inc. (A)(B)	3.875	02-15-31	125,000	130,313
United Rentals North America, Inc. (A)(B)	4.875	01-15-28	583,000	619,583
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (D)	3.100	02-02-31	237,000	234,004
Information technology 11.0%				20,875,463
Communications equipment 0.6%
Motorola Solutions, Inc. (B)	2.300	11-15-30	380,000	380,986
Motorola Solutions, Inc. (A)(B)	4.600	02-23-28	542,000	646,175
Motorola Solutions, Inc. (B)	4.600	05-23-29	96,000	114,030
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 1.3%
Gartner, Inc. (D)	3.750	10-01-30	56,000	$57,574
Gartner, Inc. (D)	4.500	07-01-28	65,000	68,556
PayPal Holdings, Inc. (B)	2.850	10-01-29	989,000	1,078,050
Sabre GLBL, Inc. (D)	7.375	09-01-25	83,000	89,433
Tempo Acquisition LLC (D)	6.750	06-01-25	102,000	104,917
VeriSign, Inc. (A)(B)	5.250	04-01-25	510,000	575,663
Visa, Inc.	2.700	04-15-40	417,000	437,694
Semiconductors and semiconductor equipment 5.6%
Applied Materials, Inc.	2.750	06-01-50	219,000	225,878
Broadcom Corp.	3.125	01-15-25	995,000	1,074,039
Broadcom, Inc.	4.700	04-15-25	403,000	460,017
Broadcom, Inc.	4.750	04-15-29	1,447,000	1,692,842
Broadcom, Inc.	5.000	04-15-30	487,000	579,734
KLA Corp. (A)(B)	4.100	03-15-29	270,000	319,289
Lam Research Corp.	4.875	03-15-49	275,000	391,291
Marvell Technology Group, Ltd. (A)(B)	4.875	06-22-28	1,125,000	1,333,564
Microchip Technology, Inc. (A)(B)(D)	4.250	09-01-25	83,000	86,935
Micron Technology, Inc.	4.185	02-15-27	980,000	1,138,734
Micron Technology, Inc.	4.975	02-06-26	675,000	790,765
Micron Technology, Inc.	5.327	02-06-29	697,000	860,987
NVIDIA Corp. (B)	2.850	04-01-30	803,000	885,026
NXP BV (A)(B)(D)	3.400	05-01-30	121,000	135,128
NXP BV (B)(D)	3.875	06-18-26	496,000	559,881
Qorvo, Inc. (D)	3.375	04-01-31	148,000	151,330
Software 2.0%
Autodesk, Inc.	2.850	01-15-30	653,000	705,447
BY Crown Parent LLC (D)	4.250	01-31-26	1,195,000	1,224,875
Crowdstrike Holdings, Inc.	3.000	02-15-29	43,000	43,511
Infor, Inc. (D)	1.750	07-15-25	113,000	116,655
j2 Global, Inc. (A)(B)(D)	4.625	10-15-30	175,000	182,875
Microsoft Corp.	2.525	06-01-50	340,000	343,644
Oracle Corp. (A)(B)	2.950	04-01-30	666,000	731,431
PTC, Inc. (D)	4.000	02-15-28	57,000	59,280
ServiceNow, Inc. (B)	1.400	09-01-30	385,000	367,957
Technology hardware, storage and peripherals 1.5%
CDW LLC	3.250	02-15-29	115,000	115,698
Dell International LLC (B)(D)	4.900	10-01-26	480,000	560,514
Dell International LLC (A)(B)(D)	5.300	10-01-29	462,000	556,287
Dell International LLC (B)(D)	5.850	07-15-25	142,000	168,656
Dell International LLC (B)(D)	8.350	07-15-46	324,000	481,942
Seagate HDD Cayman (D)	4.091	06-01-29	316,000	328,902
Seagate HDD Cayman (D)	4.125	01-15-31	370,000	387,594
Xerox Holdings Corp. (A)(B)(D)	5.500	08-15-28	252,000	261,677
Materials 3.6%				6,787,222
Chemicals 1.2%
Braskem Netherlands Finance BV (8.500% to 1-23-26, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	280,000	310,184
Cydsa SAB de CV (A)(B)(D)	6.250	10-04-27	265,000	281,878
FS Luxembourg Sarl (D)	10.000	12-15-25	458,000	488,512
Methanex Corp. (A)(B)	4.250	12-01-24	224,000	234,640
Nutrition & Biosciences, Inc. (B)(D)	1.832	10-15-27	118,000	121,011
Nutrition & Biosciences, Inc. (B)(D)	2.300	11-01-30	237,000	242,070
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Orbia Advance Corp. SAB de CV (A)(B)(D)	5.500	01-15-48	285,000	$336,015
Valvoline, Inc. (D)	3.625	06-15-31	229,000	229,859
WR Grace & Company (D)	4.875	06-15-27	113,000	118,502
Construction materials 0.6%
Cemex SAB de CV (A)(B)(D)	3.875	07-11-31	255,000	255,319
Cemex SAB de CV (A)(B)(D)	5.200	09-17-30	256,000	278,400
Standard Industries, Inc. (A)(B)(D)	3.375	01-15-31	109,000	107,659
Standard Industries, Inc. (D)	5.000	02-15-27	54,000	56,228
US Concrete, Inc. (D)	5.125	03-01-29	99,000	101,104
Vulcan Materials Company	3.500	06-01-30	253,000	287,757
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	215,000	221,317
Graham Packaging Company, Inc. (A)(B)(D)	7.125	08-15-28	18,000	19,463
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	40,000	41,400
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	129,000	139,762
Reynolds Group Issuer, Inc. (D)	4.000	10-15-27	275,000	276,636
Metals and mining 0.9%
Anglo American Capital PLC (D)	4.750	04-10-27	270,000	320,203
Arconic Corp. (A)(B)(D)	6.000	05-15-25	85,000	91,409
Arconic Corp. (A)(B)(D)	6.125	02-15-28	40,000	42,897
Commercial Metals Company	3.875	02-15-31	110,000	112,613
Commercial Metals Company (A)(B)	5.375	07-15-27	92,000	97,290
CSN Islands XI Corp. (A)(B)(D)	6.750	01-28-28	391,000	420,872
Freeport-McMoRan, Inc. (A)(B)	5.450	03-15-43	171,000	213,750
JW Aluminum Continuous Cast Company (A)(B)(D)	10.250	06-01-26	102,000	108,120
Newmont Corp. (B)	2.800	10-01-29	169,000	181,469
Steel Dynamics, Inc. (B)	3.250	01-15-31	57,000	62,694
Paper and forest products 0.5%
Georgia-Pacific LLC (A)(B)(D)	2.300	04-30-30	810,000	853,959
Norbord, Inc. (D)	6.250	04-15-23	124,000	134,230
Real estate 4.3%				8,158,634
Equity real estate investment trusts 4.3%
American Homes 4 Rent LP	4.250	02-15-28	305,000	348,297
American Tower Corp.	3.550	07-15-27	564,000	632,203
American Tower Corp.	3.800	08-15-29	445,000	506,061
Crown Castle International Corp. (A)(B)	2.250	01-15-31	322,000	327,164
Crown Castle International Corp. (B)	3.300	07-01-30	336,000	368,531
Crown Castle International Corp. (A)(B)	3.650	09-01-27	455,000	512,339
Crown Castle International Corp. (B)	3.800	02-15-28	175,000	197,576
Crown Castle International Corp. (B)	4.150	07-01-50	312,000	362,603
CyrusOne LP	2.150	11-01-30	148,000	142,641
CyrusOne LP	3.450	11-15-29	301,000	323,744
Equinix, Inc. (A)(B)	1.550	03-15-28	340,000	341,859
Equinix, Inc. (A)(B)	1.800	07-15-27	123,000	126,168
Equinix, Inc. (A)(B)	3.200	11-18-29	669,000	723,826
Equinix, Inc. (B)	5.375	05-15-27	445,000	483,051
GLP Capital LP	5.375	04-15-26	282,000	323,003
Host Hotels & Resorts LP (A)(B)	3.375	12-15-29	362,000	367,820
Host Hotels & Resorts LP (B)	3.500	09-15-30	268,000	277,081
Host Hotels & Resorts LP (B)	4.500	02-01-26	164,000	180,469
Iron Mountain, Inc. (D)	4.875	09-15-29	150,000	155,756
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Iron Mountain, Inc. (D)	5.250	07-15-30	200,000	$212,000
MGM Growth Properties Operating Partnership LP (A)(B)(D)	3.875	02-15-29	157,000	159,649
SBA Communications Corp. (A)(B)	3.875	02-15-27	303,000	316,426
Uniti Group LP (D)	6.500	02-15-29	110,000	110,000
Ventas Realty LP	3.500	02-01-25	254,000	278,809
VICI Properties LP (D)	4.125	08-15-30	163,000	169,623
VICI Properties LP (D)	4.625	12-01-29	199,000	211,935
Utilities 3.9%				7,403,509
Electric utilities 1.9%
ABY Transmision Sur SA (D)	6.875	04-30-43	242,275	323,134
DPL, Inc. (D)	4.125	07-01-25	169,000	180,408
Emera US Finance LP (B)	3.550	06-15-26	438,000	487,558
FirstEnergy Corp. (A)(B)	2.650	03-01-30	690,000	683,100
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	215,000	181,675
NRG Energy, Inc. (B)(D)	2.450	12-02-27	283,000	295,531
NRG Energy, Inc. (D)	3.375	02-15-29	47,000	48,076
NRG Energy, Inc. (A)(B)(D)	3.625	02-15-31	132,000	137,280
NRG Energy, Inc. (B)(D)	4.450	06-15-29	194,000	223,818
Vistra Operations Company LLC (A)(B)(D)	3.700	01-30-27	486,000	537,004
Vistra Operations Company LLC (D)	4.300	07-15-29	406,000	466,951
Gas utilities 0.4%
AmeriGas Partners LP	5.500	05-20-25	216,000	237,600
Infraestructura Energetica Nova SAB de CV (D)	4.750	01-15-51	441,000	470,768
Independent power and renewable electricity producers 0.8%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	233,000	251,034
Greenko Dutch BV (D)	4.875	07-24-22	310,000	311,318
NextEra Energy Capital Holdings, Inc. (B)	3.550	05-01-27	582,000	662,835
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	247,000	264,481
NextEra Energy Operating Partners LP (A)(B)(D)	4.500	09-15-27	110,000	122,100
Multi-utilities 0.8%
Berkshire Hathaway Energy Company	8.480	09-15-28	550,000	809,862
Dominion Energy, Inc. (B)	3.375	04-01-30	481,000	537,209

NiSource, Inc. (A)(B)	3.600	05-01-30	151,000	171,767
Municipal bonds 0.4% (0.3% of Total investments)				$826,636
(Cost $781,492)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	328,468
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	33,421

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	450,000	464,747
Collateralized mortgage obligations 8.1% (5.3% of Total investments)				$15,397,826
(Cost $16,544,345)
Commercial and residential 6.1%				11,689,863
Angel Oak Mortgage Trust LLC Series 2020-R1, Class A1 (D)(I)	0.990	04-25-53	411,573	413,461
Arroyo Mortgage Trust
Series 2018-1, Class A1 (D)(I)	3.763	04-25-48	378,792	385,539
Series 2019-2, Class A1 (D)(I)	3.347	04-25-49	307,916	318,211
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (D)(I)	3.596	04-14-33	490,000	529,930
Series 2019-BPR, Class ENM (D)(I)	3.719	11-05-32	175,000	146,132
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	241,000	257,199
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	155,000	$163,758
BBCMS Trust
Series 2015-MSQ, Class D (D)(I)	3.990	09-15-32	480,000	491,414
Series 2015-SRCH, Class D (D)(I)	4.957	08-10-35	295,000	330,643
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (D)(I)	2.666	07-25-59	109,383	111,649
BWAY Mortgage Trust Series 2015-1740, Class XA IO (D)	0.896	01-10-35	6,885,000	59,375
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (D)(H)	1.447	03-15-37	245,000	245,303
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (D)(H)	1.057	10-15-37	345,000	345,960
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (D)(H)	2.277	07-15-32	241,175	241,326
Citigroup Commercial Mortgage Trust Series 2019-SMRT, Class A (D)	4.149	01-10-36	121,000	132,239
COLT Mortgage Loan Trust Series 2020-1, Class A1 (D)(I)	2.488	02-25-50	113,363	114,787
COLT Trust Series 2020-RPL1, Class A1 (D)(I)	1.390	01-25-65	544,510	548,658
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.621	08-15-45	1,738,142	29,061
Series 2012-CR3, Class XA IO	1.845	10-15-45	2,549,069	56,527
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.443	05-10-51	3,833,841	110,834
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(I)	4.394	08-10-30	340,000	352,911
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	208,000	208,582
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (D)	2.573	07-25-49	267,078	274,323
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(H)	1.726	05-15-36	350,000	350,907
Series 2020-AFC1, Class A1 (D)(I)	2.240	02-25-50	229,982	235,217
GCAT Trust Series 2020-NQM1, Class A1 (D)	2.247	01-25-60	282,802	289,173
GS Mortgage Securities Trust
Series 2017-485L, Class C (D)(I)	3.982	02-10-37	240,000	251,367
Series 2020-UPTN, Class A (D)	2.751	02-10-37	192,000	196,095
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 (D)(I)	1.382	09-27-60	155,171	156,083
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	3,542,231	36,874
Series 2007-4, Class ES IO	0.350	07-19-47	3,972,294	52,973
Series 2007-6, Class ES IO (D)	0.343	08-19-37	3,664,735	51,984
IMT Trust Series 2017-APTS, Class CFX (D)(I)	3.497	06-15-34	190,000	190,048
Irvine Core Office Trust Series 2013-IRV, Class A2 (D)(I)	3.173	05-15-48	245,000	258,379
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.431	07-05-32	2,581,890	43,522
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	195,000	202,728
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(H)	1.476	05-15-36	140,000	140,340
MFA Trust
Series 2020-NQM1, Class A1 (D)(I)	1.479	03-25-65	118,726	119,860
Series 2020-NQM3, Class A1 (D)(I)	1.014	01-26-65	246,108	246,088
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(H)	1.526	11-15-34	304,000	304,818
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	244,675	242,905
Natixis Commercial Mortgage Securities Trust
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-285M, Class D (D)(I)	3.790	11-15-32	100,000	$101,052
Series 2018-ALXA, Class C (D)(I)	4.316	01-15-43	175,000	183,682
OBX Trust Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	246,684	251,952
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	194,242
Provident Funding Mortgage Trust Series 2020-F1, Class A2 (D)(I)	2.000	01-25-36	542,050	556,631
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	208,988	218,015
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (D)(I)	2.275	02-25-50	133,795	136,745
Series 2020-3, Class A1 (D)(I)	1.486	04-25-65	208,328	210,946
Verus Securitization Trust
Series 2020-5, Class A1 (D)	1.218	05-25-65	169,664	170,177
Series 2021-R1, Class A1 (D)(I)	0.820	10-25-63	351,000	351,530
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (D)	1.876	11-15-45	3,246,273	77,708
U.S. Government Agency 2.0%				3,707,963
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.284	12-25-21	3,247,688	19,123
Series K018, Class X1 IO	1.275	01-25-22	2,691,273	20,531
Series K021, Class X1 IO	1.403	06-25-22	870,059	11,918
Series K022, Class X1 IO	1.178	07-25-22	3,489,053	44,469
Series K718, Class X1 IO	0.576	01-25-22	14,588,765	46,640
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	938,405	24,907
Series 2016-174, Class IO	0.865	11-16-56	1,484,209	88,348
Series 2017-109, Class IO	0.519	04-16-57	2,039,466	83,210
Series 2017-124, Class IO	0.690	01-16-59	2,012,174	100,667
Series 2017-135, Class IO	0.774	10-16-58	1,442,906	76,864
Series 2017-140, Class IO	0.626	02-16-59	885,778	42,934
Series 2017-20, Class IO	0.704	12-16-58	3,204,805	149,260
Series 2017-22, Class IO	0.773	12-16-57	759,127	42,903
Series 2017-46, Class IO	0.631	11-16-57	2,158,579	103,647
Series 2017-61, Class IO	0.738	05-16-59	1,312,168	70,888
Series 2017-74, Class IO	0.583	09-16-58	1,807,876	73,926
Series 2018-114, Class IO	0.562	04-16-60	2,654,448	150,500
Series 2018-158, Class IO	0.696	05-16-61	1,894,643	126,281
Series 2018-35, Class IO	0.530	03-16-60	2,891,729	133,974
Series 2018-43, Class IO	0.579	05-16-60	3,894,378	207,265
Series 2018-69, Class IO	0.577	04-16-60	1,408,582	81,917
Series 2018-9, Class IO	0.537	01-16-60	2,026,510	100,439
Series 2019-131, Class IO	0.938	07-16-61	1,460,049	105,666
Series 2020-100, Class IO	0.909	05-16-62	1,337,264	110,196
Series 2020-108, Class IO	0.948	06-16-62	1,554,379	127,679
Series 2020-114, Class IO	0.929	09-16-62	3,347,486	273,580
Series 2020-118, Class IO	1.047	06-16-62	2,847,498	244,221
Series 2020-119, Class IO	0.819	08-16-62	1,436,750	111,772
Series 2020-120, Class IO	0.883	05-16-62	690,389	55,347
Series 2020-137, Class IO	0.850	09-16-62	2,257,008	178,969
Series 2020-150, Class IO	0.983	12-16-62	1,946,423	163,599
Series 2020-170, Class IO	0.886	11-16-62	2,741,116	230,931

Series 2021-3, Class IO	0.958	09-16-62	3,503,000	305,392
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 8.3% (5.5% of Total investments)				$15,820,318
(Cost $15,410,208)
Asset backed securities 8.3%				15,820,318
AMSR Trust Series 2020-SFR4, Class A (D)	1.355	11-17-37	466,000	471,496
Applebee's Funding LLC Series 2019-1A, Class A2I (D)	4.194	06-07-49	438,900	441,156
Arbys Funding LLC Series 2020-1A, Class A2 (D)	3.237	07-30-50	389,025	397,389
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	344,000	363,063
Series 2020-1A, Class A (D)	2.330	08-20-26	251,000	264,391
Bojangles Issuer LLC Series 2020-1A, Class A2 (D)	3.832	10-20-50	167,000	172,934
CARS-DB4 LP Series 2020-1A, Class B1 (D)	4.170	02-15-50	293,000	304,286
CF Hippolyta LLC Series 2020-1, Class A1 (D)	1.690	07-15-60	344,531	351,263
CLI Funding VI LLC Series 2020-1A, Class A (D)	2.080	09-18-45	345,357	351,799
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	16,224	15,248
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.407	02-25-35	59,556	59,537
DB Master Finance LLC
Series 2017-1A, Class A2I (D)	3.629	11-20-47	116,700	119,685
Series 2017-1A, Class A2II (D)	4.030	11-20-47	165,325	176,023
Series 2019-1A, Class A2I (D)	3.787	05-20-49	763,338	783,589
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	518,950	556,522
Driven Brands Funding LLC Series 2020-2A, Class A2 (D)	3.237	01-20-51	280,000	287,809
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	09-17-25	450,000	454,072
Series 2020-SFR2, Class A (D)	1.266	10-19-37	537,000	539,617
Five Guys Funding LLC Series 2017-1A, Class A2 (D)	4.600	07-25-47	194,530	202,791
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	139,925	140,620
Ford Credit Auto Owner Trust Series 2020-1, Class A (D)	2.040	08-15-31	466,000	491,449
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A	1.060	09-15-27	422,000	427,834
Golub Capital Partners Funding, Ltd. Series 2020-1A, Class A2 (D)	3.208	01-22-29	297,000	297,127
Hilton Grand Vacations Trust Series 2018-AA, Class A (D)	3.540	02-25-32	115,086	121,891
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	173,688	184,866
Series 2019-1A, Class A2I (D)	3.982	08-25-49	173,688	177,991
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (D)	2.730	10-25-48	72,133	73,899
MVW Owner Trust Series 2018-1A, Class A (D)	3.450	01-21-36	163,216	170,363
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (D)	2.600	08-15-68	309,421	319,352
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (D)	3.610	05-25-23	171,401	172,068
Series 2018-FNT2, Class A (D)	3.790	07-25-54	107,616	107,997
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Oxford Finance Funding LLC Series 2019-1A, Class A2 (D)	4.459	02-15-27	191,000	$197,199
PFS Financing Corp. Series 2020-E, Class A (D)	1.000	10-15-25	263,000	264,844
Progress Residential Trust Series 2020-SFR1, Class A (D)	1.732	04-17-37	261,000	267,002
Santander Revolving Auto Loan Trust Series 2019-A, Class A (D)	2.510	01-26-32	406,000	431,175
Sesac Finance LLC Series 2019-1, Class A2 (D)	5.216	07-25-49	356,570	377,404
SMB Private Education Loan Trust Series 2020-PTA, Class A2A (D)	1.600	09-15-54	194,000	197,011
Sonic Capital LLC Series 2020-1A, Class A2I (D)	3.845	01-20-50	314,094	333,577
Sunbird Engine Finance LLC Series 2020-1A, Class A (D)	3.671	02-15-45	200,270	179,660
Taco Bell Funding LLC Series 2018-1A, Class A2I (D)	4.318	11-25-48	463,540	468,685
TIF Funding II LLC Series 2021-1A, Class A (D)	1.650	02-20-46	236,000	235,971
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.404	10-25-53	125,000	132,579
Series 2015-2, Class 1M2 (D)(I)	3.538	11-25-60	300,000	317,485
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	54,196	55,230
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	118,965	122,860
Series 2018-3, Class A1 (D)(I)	3.750	05-25-58	194,768	207,904
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	324,993	345,136
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	78,538	82,083
Series 2019-1, Class A1 (D)(I)	3.750	03-25-58	189,162	203,327
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	273,022	287,849
Series 2020-4, Class A1 (D)	1.750	10-25-60	263,804	270,922
Triton Container Finance VIII LLC Series 2020-1A, Class A (D)	2.110	09-20-45	624,780	636,378
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	341,000	342,414
Series 2020-2A, Class A2 (D)	1.992	09-15-45	227,000	227,248
VR Funding LLC Series 2020-1A, Class A (D)	2.790	11-15-50	462,041	458,805
Westgate Resorts LLC Series 2017-1A, Class A (D)	3.050	12-20-30	68,197	68,394
Willis Engine Structured Trust V Series 2020-A, Class A (D)	3.228	03-15-45	116,001	111,049

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$335,982
(Cost $557,095)
Energy 0.2%		295,120
Oil, gas and consumable fuels 0.2%
Royal Dutch Shell PLC, ADR, Class A	8,000	295,120
Utilities 0.0%		40,862
Multi-utilities 0.0%

Dominion Energy, Inc.	414	40,862
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Shares	Value

Preferred securities 1.1% (0.8% of Total investments)		$2,124,605
(Cost $1,944,027)
Consumer staples 0.3%		543,750
Food products 0.3%
Ocean Spray Cranberries, Inc., 6.250% (D)	6,250	543,750
Financials 0.5%		939,850
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.007% (H)	24,985	662,602
Wells Fargo & Company, 7.500%	192	277,248
Information technology 0.2%		370,125
Semiconductors and semiconductor equipment 0.2%
Broadcom, Inc., 8.000%	252	370,125
Utilities 0.1%		270,880
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	4,050	216,432
The Southern Company, 6.750%	624	30,701
Multi-utilities 0.0%
DTE Energy Company, 6.250%	512	23,747

	Par value^	Value
Short-term investments 5.7% (3.7% of Total investments)		$10,771,000
(Cost $10,771,000)
Repurchase agreement 5.7%		10,771,000
Repurchase Agreement with State Street Corp. dated 1-29-21 at 0.000% to be repurchased at $10,771,000 on 2-1-21, collateralized by $10,563,300 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $10,986,480)	10,771,000	10,771,000

Total investments (Cost $274,754,749) 151.9%	$288,889,185
Other assets and liabilities, net (51.9%)	(98,664,190)
Total net assets 100.0%	$190,224,995

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 1-31-21, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-21 was $97,987,097. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $57,109,581.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $92,335,717 or 48.5% of the fund's net assets as of 1-31-21.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
20	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
The fund had the following country composition as a percentage of total investments on 1-31-21:
United States	85.6%
United Kingdom	3.3%
Canada	1.7%
Ireland	1.0%
Other countries	8.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$38,984,579	—	$38,984,579	—
Foreign government obligations	984,688	—	984,688	—
Corporate bonds	203,643,551	—	203,643,551	—
Municipal bonds	826,636	—	826,636	—
Collateralized mortgage obligations	15,397,826	—	15,397,826	—
Asset backed securities	15,820,318	—	15,820,318	—
Common stocks	335,982	$335,982	—	—
Preferred securities	2,124,605	1,580,855	543,750	—
Short-term investments	10,771,000	—	10,771,000	—
Total investments in securities	$288,889,185	$1,916,837	$286,972,348	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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